Securities, at Fair Value - Rollforward (Details) - Agency MBS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses at beginning of period	$ 0	$ 0
Securities with no prior loss allowance	0	344,269
Securities with a prior loss allowance	0	0
Write-offs, including allowance related to securities the Company intended to sell	0	(344,269)
Allowance for credit losses at end of period	$ 0	$ 0